Financial Risk Management	12 Months Ended
Jun. 30, 2020
Disclosure Of Financial Risk Management [Abstract]
Financial Risk Management

10. Financial risk management

This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – currency risk	Future commercial transactions Recognized financial assets and liabilities not denominated in the functional currency of each entity within the Group	Cash flow forecasting Sensitivity analysis

The future cash flows of each currency are forecast and the quantum of cash reserves held for each currency are managed in line with future forecasted requirements. Cross currency swaps are undertaken as required.

Market risk – interest rate risk	Long-term borrowings at floating rates	Sensitivity analysis	The facility can be refinanced and/or repaid. Interest rate swaps can be entered into to convert the floating interest rate to a fixed interest rate as required.

	Term deposits at fixed rates	Sensitivity analysis	Vary length of term deposits, utilize interest bearing accounts and periodically review interest rates available to ensure we earn interest at market rates.

Market risk – price risk	Long-term borrowings	Sensitivity analysis	Forecasts of net sales of the product underlying the NovaQuest borrowing arrangement are updated on a quarterly basis to evaluate the impact on the carrying amount of the financial liability.

Credit risk	Cash and cash equivalents, and trade and other receivables	Aging analysis Credit ratings	Only transact with the best risk rated banks available in each region giving consideration to the products required.

Liquidity risk	Cash and cash equivalents Borrowings	Rolling cash flow forecasts	Future cash flows requirements are forecasted and capital raising strategies are planned to ensure sufficient cash balances are maintained to meet the Group’s future commitments.

a.	Market risk

(i) Currency risk

The Group has foreign currency amounts owing primarily in the Group’s Australian based entity, whose functional currency is the A$ relating to clinical, regulatory and overhead activities. The Group also has foreign currency amounts owing in the Group’s Swiss and Singapore based entities, whose functional currencies are the US$. The Group also has foreign currency amounts owing in various other non-US$ currencies in A$ and US$ functional currency entities in the Group relating to clinical, regulatory and overhead activities. These foreign currency balances give rise to a currency risk, which is the risk of the exchange rate moving, in either direction, and the impact it may have on the Group’s financial performance.

Currency risk is minimized by ensuring the proportion of cash reserves held in each currency matches the expected rate of spend of each currency.

As of June 30, 2020, the Group held 86% of its cash in USD, and 14% in AUD. As of June 30, 2019 the Group held 97% of its cash in USD, and 3% in AUD.

The balances held at the end of the year that give rise to currency risk exposure are presented in USD in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2020 and June 30, 2019 would have had on the Group’s reported net profits/(losses) and/or equity balance.

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2020	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts - USD	USD 402	$80	$(80)
Bank accounts - CHF	CHF 87	$18	$(18)
Bank accounts - SGD	SGD 112	$16	$(16)
Bank accounts - EUR	EUR 46	$10	$(10)
Trade and other receivables - SGD	SGD 141	$20	$(20)
Trade and other receivables - CHF	CHF 2	$0	$(0)
Trade and other receivables - EUR	EUR 43	$10	$(10)
Trade payables and accruals - USD	(USD 4,872)	$(974)	$974
Trade payables and accruals - AUD	(AUD 731)	$(100)	$100
Trade payables and accruals - SGD	(SGD 124)	$(18)	$18
Trade payables and accruals - GBP	(GBP 60)	$(15)	$15
Trade payables and accruals - EUR	(EUR 124)	$(28)	$28
Trade payables and accruals - CHF	(CHF 37)	$(8)	$8
Provisions - USD	(USD 0)	$(350)	$350
Provisions - SGD	(SGD 98)	$(14)	$14
		$(1,353)	$1,353

		+20%	-20%
(in U.S. dollars, in thousands) As of June 30, 2019	Foreign currency balance held	Profit/(Loss) USD	Profit/(Loss) USD
Bank accounts - USD	USD 383	$77	$(77)
Bank accounts - CHF	CHF 49	$10	$(10)
Bank accounts - SGD	SGD 83	$12	$(12)
Bank accounts - EUR	EUR 4	$1	$(1)
Trade and other receivables - SGD	SGD 30	$4	$(4)
Trade and other receivables - CHF	CHF 2	$0	$(0)
Trade and other receivables - EUR	EUR 8	$2	$(2)
Trade payables and accruals - USD	(USD 490)	$(98)	$98
Trade payables and accruals - AUD	(AUD 280)	$(39)	$39
Trade payables and accruals - SGD	(SGD 193)	$(28)	$28
Trade payables and accruals - GBP	(GBP 30)	$(8)	$8
Trade payables and accruals - EUR	(EUR 86)	$(19)	$19
Trade payables and accruals - CHF	(CHF 55)	$(11)	$11
Provisions - SGD	(SGD 70)	$(10)	$10
		$(107)	$107

(ii) Cash flow and fair value interest rate risk

The Group’s main interest rate risk arises from long-term borrowings with a floating interest rate, which exposes the Group to cash flow interest rate risk. As interest rates fluctuate, the amount of interest payable on financing where the interest rate is not fixed will also fluctuate. This interest rate risk can be managed by interest rate swaps which can be entered into to convert the floating interest rate to a fixed interest rate as required. Additionally, the Group can repay its loan facility at its discretion and can also refinance if the terms are suitable in the marketplace or from the existing lender.

The Group did not enter into any interest rate swaps during the year ended June 30, 2020.

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	June 30, 2020		June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	27,949	31%	13,607	17%
Non-current borrowings
Variable rate borrowings - Hercules	21,951	25%	34,619	43%
	49,900	56%	48,226	60%

An analysis by maturities is provided in Note 10(c) below. The percentage of total loans shows the proportion of loans that are currently at variable rates in relation to the total amount of borrowings.

The borrowings which expose the Group to interest rate risk are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2020 and June 30, 2019.  The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	June 30, 2020			June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings - USD	9.70%	9.70%	49,900(1)	10.45%	10.45%	48,226(1)
Rate increase by 5%	10.19%	10.19%	243	10.97%	10.97%	261
Rate decrease by 5%	9.22%	9.22%	(243)	9.93%	9.93%	(261)

(1)	Effect on profit/loss of interest rate changes is based on the loan principal amount of $50.0 million as of June 30, 2020 and June 30, 2019.

The Group is also exposed to interest rate movements which impacts interest income earned on its deposits and at call accounts. The interest income derived from these balances can fluctuate due to interest rate changes. This interest rate risk is managed by periodically reviewing interest rates available for suitable interest bearing accounts to ensure we earn interest at market rates. The Group ensures that sufficient funds are available, in at call accounts, to meet the working capital requirements of the Group.

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2020 and June 30, 2019. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	June 30, 2020			June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Funds invested - USD	0.03%	0.03%	102,925	1.76%	1.76%	46,051
Rate increase by 10%	0.03%	0.03%	3	1.94%	1.94%	81
Rate decrease by 10%	0.03%	0.03%	(3)	1.58%	1.58%	(81)

AUD	Low	High	AUD	Low	High	AUD
Funds invested - AUD	0.86%	0.86%	600	2.23%	2.23%	600
Rate increase by 10%	0.95%	0.95%	1	2.45%	2.45%	1
Rate decrease by 10%	0.77%	0.77%	(1)	2.01%	2.01%	(1)

(iii) Price risk

Price risk is the risk that future cash flows derived from financial instruments will be altered as a result of a market price movement, which is defined as movements other than foreign currency rates and interest rates. The Group is exposed to price risk which arises from long-term borrowings under its facility with NovaQuest, where the timing and amounts of principal and interest payments is dependent on net sales of RYONCIL for the treatment of SR-aGVHD in pediatric patients in the United States and other territories excluding Asia. As net sales of RYONCIL for the treatment of SR-aGVHD in pediatric patients in these territories increase/decrease, the timing and amount of principal and interest payments relating to the financing arrangement will also fluctuate, resulting in an adjustment to the carrying amount of financial liability. The adjustment is recognized in the Income Statement as remeasurement of borrowing arrangements within other operating income and expenses in the period the revision is made.

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	June 30, 2020		June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings - NovaQuest	4,506	5%	400	0%
Non-current borrowings
Borrowings - NovaQuest	35,072	39%	32,660	40%
	39,578	44%	33,060	40%

As at June 30, 2020, all other factors held constant, a 20% increase in the forecast net sales of MSC-100-IV for the treatment of SR-aGVHD in pediatric patients in the United States and other territories excluding Asia would increase non-current borrowing and decrease profit by $5.3 million, whereas a 20% decrease in the net sales of MSC-100-IV for the treatment of SR-aGVHD in pediatric patients in the United States and other territories excluding Asia would decrease non-current borrowings and increase profit by $3.1 million.

The Group is also exposed to price risk on contingent consideration provision balances, as expected unit revenues are a significant unobservable input used in the level 3 fair value measurements. As at June 30, 2020, all other factors held constant, the increase/decrease in price assumptions adopted in the fair value measurements of the contingent consideration provision are discussed in Note 5(e)(iv).

The Group does not consider it has any exposure to price risk other than those already described above.

b.	Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The Group does not generally have trade receivables. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	412	421
Cash at bank (Note 5(a)) - minimum A rated	128,916	50,005
Trade and other receivables
Receivable from other parties (non-rated)	801	1,740
Receivable from the Australian Government (Income Tax)	—	1,511
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Receivable from minimum A rated bank deposits (interest)	250	252
Receivable from the Australian Government (Goods and Services Tax)	171	84
Receivable from the United States Government (Income Tax)	—	71
Receivable from the Swiss Government (Value-Added Tax)	2	2
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	1,473	1,467

c.	Liquidity risk

Liquidity risk is the risk that the Group will not be able to pay its debts as and when they fall due. Liquidity risk has been assessed in Note 1(i).

All financial liabilities, excluding contingent consideration, borrowings and lease liabilities held by the Group as of June 30, 2020 and June 30, 2019 are non-interest bearing and mature within 6 months. The total contractual cash flows associated with these liabilities equate to the carrying amount disclosed within the financial statements.

As of June 30, 2020, the maturity profile of the anticipated future contractual cash flows, on an undiscounted basis and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)(3)	(35,995)	(35,915)	(51,218)	(17,510)	(140,638)	(89,478)
Trade payables	(24,972)	—	—	—	(24,972)	(24,972)
Lease liabilities	(4,026)	(2,377)	(4,204)	(593)	(11,200)	(9,836)
	(64,993)	(38,292)	(55,422)	(18,103)	(176,810)	(124,286)

(1)	Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at June 30, 2020 without taking into account drawdowns of further tranches.
(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of RYONCIL for pediatric SR-aGVHD.

(3)

In August 2020, as disclosed in Note 15, the Group amended the terms of the Hercules loan agreement to defer principal repayments to March 2021. As at June 30, 2020, principal repayments were due to commence in October 2020 and as a result $24.3 million of the borrowings were recognized as a current liability and are included in the contractual cash flows due within one year, on an undiscounted basis, given that the terms of the loan agreement to defer principal repayments were amended subsequent to the period end. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied.